Loans and Borrowings (Details)	Jun. 30, 2025 USD ($)
Secured by Real Estate [Member]
Loans and borrowings [Line Items]
Secured borrowings	$ 2,124,920
Redeposit of Loan Proceeds [Member]
Loans and borrowings [Line Items]
Secured borrowings	2,217,819
Pledged Time Deposit Certificates [Member]
Loans and borrowings [Line Items]
Secured borrowings	1,390,254
Credit Guarantee Fund [Member]
Loans and borrowings [Line Items]
Guaranteed borrowings	4,485,887
Credit Guarantee Fund and Redeposit of Loan Proceeds [Member]
Loans and borrowings [Line Items]
Guaranteed borrowings	285,441
Credit Guarantee Association [Member]
Loans and borrowings [Line Items]
Guaranteed borrowings	$ 145,519